Annual Total Returns (Vanguard Pacific Stock Index Fund - ETF Shares ETF) (Vanguard Pacific Stock Index Fund, Vanguard Pacific Stock Index Fund - ETF Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Annual Total Return
2012	15.60%
2011	(13.89%)
2010	15.91%
2009	21.25%
2008	(34.24%)
2007	4.85%
2006	12.10%